Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 - SUBSEQUENT EVENTS

Equity Purchase Agreement and Registration Rights Agreement

On October 24, 2016 (the “Closing Date”), the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Peak One Opportunity Fund, L.P. (“Buyer”), whereby, upon the terms and subject to the conditions thereof, the Buyer is committed to purchase shares of the Company’s common stock (the “Purchase Shares”) at an aggregate price of up to $5,000,000 (the “Total Commitment Amount”) over the course of its 24-month term. From time to time over the 24-month term of the Purchase Agreement, commencing on the date on which a registration statement registering the Purchase Shares (the “Registration Statement”) becomes effective, the Company may, in its sole discretion, provide the Buyer with a put notice (each a “Put Notice”) to purchase a specified number of the Purchase Shares (each a “Put Amount Requested”) subject to the limitations discussed below and contained in the Purchase Agreement. Upon delivery of a Put Notice, the Company must deliver the Put Amount Requested as Deposit Withdrawal at Custodian (“DWAC”) shares to Buyer within two trading days.

The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) is to be determined by multiplying the Put Amount Requested by the applicable purchase price. The purchase price for each of the Purchase Shares equals 90% of the “Market Price,” which is defined as the lesser of the (i) lowest closing bid price of our common stock for any trading day during the ten (10) trading days immediately preceding the date of the respective Put Notice, or (ii) lowest closing bid price of the common stock for any trading day during the seven trading days immediately following the clearing date associated with the applicable Put Notice (the “Valuation Period”). Within three trading days following the end of the Valuation Period, the Buyer will deliver the Put Amount to the Company via wire transfer.

Equity Purchase Agreement and Registration Rights Agreement (continued)

The Put Amount Requested pursuant to any single Put Notice must have an aggregate value of at least $15,000, and cannot exceed the lesser of (i) 200% of the average daily trading value of the common stock in the ten trading days immediately preceding the Put Notice or (ii) such number of shares of common stock that has an aggregate value of $100,000.

In order to deliver a Put Notice, certain conditions set forth in the Purchase Agreement must be met, as provided therein. In addition, the Company is prohibited from delivering a Put Notice if: (i) the sale of Purchase Shares pursuant to such Put Notice would cause the Company to issue and sell to Buyer, or Buyer to acquire or purchase,  a number of shares of the Company’s common stock that, when aggregated with all shares of common stock purchased by Buyer pursuant to all prior Put Notices issued under the Purchase Agreement, would exceed the Total Commitment Amount; or (ii) the sale of the Commitment Shares pursuant to the Put Notice would cause the Company to issue and sell to Buyer, or Buyer to acquire or purchase, an aggregate number of shares of common stock that would result in Buyer beneficially owning more than 4.99% of the issued and outstanding shares of the Company’s common stock.

Unless earlier terminated, the Purchase Agreement will terminate automatically on the earlier to occur of: (i) 24 months after the initial effectiveness of the Registration Statement, (ii) the date on which the Buyer has purchased or acquired all of the Purchase Shares, or (iii) the date on which certain bankruptcy proceedings are initiated with respect to the Company. In connection with the execution of the Purchase Agreement, the Company agreed to issue 650,000 shares of its common stock (the “Commitment Shares”) to Buyer or Buyer’s designee as a commitment fee.

On the Closing Date, and in connection with the Purchase Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Buyer whereby the Company is obligated to file the Registration Statement to register the resale of the Commitment Shares and Purchase Shares. Pursuant to the Registration Rights Agreement, the Company must (i) file the Registration Statement within thirty calendar days from the Closing Date, (ii) use reasonable efforts to cause the Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as promptly as possible after the filing thereof, but in any event no later than the 90th calendar day following the Closing Date, and (iii) use its reasonable efforts to keep such Registration Statement continuously effective under the Securities Act until all of the Commitment Shares and Purchase Shares have been sold thereunder or pursuant to Rule 144.

Securities Purchase Agreement and Debenture

On October 24, 2016 (the “Issuance Date”), the Company entered into a securities purchase agreement (the “SPA”) with Buyer, whereby Buyer agreed to invest up to $346,500 (the “Purchase Price”) in the Company in exchange for the convertible debentures, upon the terms and subject to the conditions thereof. Pursuant to the SPA, the Company issued a convertible debenture to Buyer on October 26, 2016, in the original principal amount of $85,000, which bears interest at 0% per annum (the “First Debenture”). The Buyer paid the portion of the Purchase Price associated with the First Debenture, consisting of $76,500 (minus the applicable fees under the SPA), to the Company in cash on October 26, 2016. Each convertible debenture issued pursuant to the SPA, coupled with the accrued and unpaid interest relating to each convertible debenture, is due and payable three years from the issuance date of the respective convertible debenture. Any amount of principal or interest that is due under each convertible debenture, which is not paid by the respective maturity date, will bear interest at the rate of 18% per annum until it is satisfied in full. Additionally, the Buyer has the right at any time to convert amounts owed under each convertible debenture into shares of the Company’s common stock at the closing price of the Common Stock on September 8, 2015. Each debenture shall contain representations, warranties, events of default, beneficial ownership limitations, and other provisions that are customary of similar instruments.

The Buyer is entitled to, at any time or from time to time, convert each convertible debenture issued under the SPA into shares of the Company’s common stock, at a conversion price per share (the “Conversion Price”) equal to either: (i) if no event of default has occurred under the respective convertible debenture and the date of conversion is prior to the date that is one hundred eighty days after the issuance date of the respective convertible debenture, $0.25, or (ii) if an event of default has occurred under the respective convertible debenture or the date of conversion is on or after the date that is one hundred eighty days after the issuance date of the respective convertible debenture, the lesser of (a) $0.25 or (b) 65% of the lowest closing bid price of the common stock for the twenty trading days immediately preceding the date of the date of conversion (provided, further, that if either the Company is not DWAC operational at the time of conversion or the common stock is traded on the OTC Pink at the time of conversion, then 65% shall automatically adjust to 60%), subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events.

Securities Purchase Agreement and Debenture (continued)

We may redeem each convertible debenture issued under the SPA, upon not more than two days written notice, for an amount (the “Redemption Price”) equal to: (i) if the Redemption Date (as defined below) is ninety days or less from the date of issuance of the respective convertible debenture, 105% of the sum of the Principal Amount so redeemed plus accrued interest, if any; (ii) if the Redemption Date is greater than or equal to ninety one days from the date of issuance of the respective convertible debenture and less than or equal to one hundred twenty days from the date of issuance of the respective convertible debenture, 110% of the sum of the Principal Amount so redeemed plus accrued interest, if any; (iii) if the Redemption Date is greater than or equal to one hundred twenty one days from the date of issuance of the respective convertible debenture and less than or equal to one hundred fifty days from the date of issuance of the respective convertible debenture, 120% of the sum of the Principal Amount so redeemed plus accrued interest, if any; (iv) if the Redemption Date is greater than or equal to one hundred fifty one days from the date of issuance of the respective convertible debenture and less than or equal to one hundred eighty days from the date of issuance of the respective convertible debenture, 130% of the sum of the Principal Amount so redeemed plus accrued interest, if any; and (v) if either (1) the respective convertible debenture is in default but the Buyer consents to the redemption notwithstanding such default or (2) the Redemption Date is greater than or equal to one hundred eighty one days from the date of issuance of the respective convertible debenture, 140% of the sum of the Principal Amount so redeemed plus accrued interest, if any. The date upon which the respective convertible debenture is redeemed and paid shall be referred to as the “Redemption Date” (and, in the case of multiple redemptions of less than the entire outstanding Principal Amount, each such date shall be a Redemption Date with respect to the corresponding redemption).

In connection with the issuance of this First Debenture, the Company determined that the terms of the First Debenture contain terms that are not fixed monetary amounts at inception. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments will be accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date.

Other

On October 31, 2016, we repaid all remaining principal and interest of the Convertible Note with Firstfire Global Opportunities Fund LLC.

NOTE 9 – SUBSEQUENT EVENTS

On February 3, 2016, the Company sold 1,200,000 shares of its common stock for cash of $480,000 or $0.40 per share.

On February 19, 2016, the Board of Directors of the Company authorized and approved to create a new class of voting preferred stock called “Series A Preferred Stock”, consisting of 1,000,000 shares authorized, $.001 par value. The preferred stock is not convertible into any other class or series of stock. On all matters to come before the shareholders of the Company, the holders of Series A Preferred shall have that number of votes per share (rounded to the nearest whole share) equal to the product of (x) the number of shares of Series A Preferred held on the record date for the determination of the holders of the shares entitled to vote (the “Record Date”), or, if no record date is established, at the date such vote is taken or any written consent of shareholders is first solicited, and (y) 50. In the event that the votes by the holders of the Series A Preferred Stock do not total at least 51% of the votes of all classes of the Company’s authorized capital stock entitled to vote, then regardless of the provisions of this paragraph, in any such case, the votes cast by a majority of the holders of the Series A Preferred Stock shall be deemed to equal 51% of all votes cast at any meeting of stockholders, or any issue put to the stockholders for voting and the Company may state that any such action approved by at least a majority of the holders of the Series A Preferred Stock was had by majority vote of the holders of all classes of the Company’s capital stock. On February 19, 2016, the Company issued 1,000,000 shares of Series A Preferred Stock to its chief executive officer.

On March 16, 2016, pursuant to a consulting agreement, the Company issued 16,667 shares of common stock to a consultant for investor relations services rendered. These shares were valued on the date of grant at$0.90 per share or $15,000 based on the fair value of services performed. In March 2016, in connection with the issuance of these shares, the Company recorded stock-based consulting expense of $15,000.

On April 20, 2016 and June 6, 2016, the Company entered into agreements for the addendum of the Convertible Note (see Note 5) which waived all rights to enforce any event of default which may have been triggered by the Company’s failure to file it reports with the SEC. In connection with these agreements, the Company issued 30,000 and 40,000 shares of common stock, respectively, for an aggregate of 70,000 shares of common stock. These shares were valued on the date of grant at $0.40 per share or $28,000 based on recent sales of the Company’s common stock. Additionally, on August 26, 2016, the Company entered into an agreement for the addendum of the Convertible Note (see Note 5) which waived all rights to enforce any event of default which may have been triggered by the Company’s failure to file it reports with the SEC. In connection with this agreement, the Company issued 130,000 shares of common stock and paid a cash penalty of $5,000. These shares were valued on the date of grant at$0.40 per share or $52,000 based on recent sales of the Company’s common stock.